Cumulative Preferred Stock	12 Months Ended
Dec. 31, 2016
Cumulative Preferred Stock [Abstract]
CUMULATIVE PREFERRED STOCK

29. CUMULATIVE PREFERRED STOCK

Authorized:
Unlimited number of First Preferred shares, issuable in series.
Unlimited number of Second Preferred shares, issuable in series.

			December 31, 2016		December 31, 2015
Annual Dividend		Redemption	Issued and	Net	Issued and	Net
	Per Share	Price per share	Outstanding	Proceeds	Outstanding	Proceeds
Series A	$0.6388	$25.00	3,864,636	$95	3,864,636	$95
Series B	Floating	$25.00	2,135,364	$52	2,135,364	$52
Series C	$1.0250	$25.00	10,000,000	$245	10,000,000	$245
Series E	$1.1250	$26.00	5,000,000	$122	5,000,000	$122
Series F	$1.0625	$25.00	8,000,000	$195	8,000,000	$195
Total			$29,000,000	$709	29,000,000	$709

On August 17, 2015, Emera announced that 2,135,364 of its 6,000,000 issues and outstanding Series A Shares were tendered for conversion, on a one-for-one basis into Cumulative Floating Rate First Preferred Shares, Series B (the “Series B Shares”). As a result of the conversion, Emera has 3,864,636 Series A Shares and 2,135,364 Series B Shares issued and outstanding. The 2016 dividends for the Series A and Series B shares were $0.6388 per share and $0.5724 respectively.

The First Preferred Shares, Series A, C and F are entitled to receive fixed cumulative cash dividends as and when declared by the Board of Directors of the Corporation in the amounts of $0.6388, $1.025 and $1.0625 per share per annum, respectively for each year up to and excluding August 15, 2020, August 15, 2018, and February 15, 2020, respectively. As at August 15, 2020, August 15, 2018, and February 15, 2020, the holders of the First Preferred Shares Series A, C and F, respectively, are entitled to receive reset fixed cumulative cash dividends. The reset annual dividend per share will be determined by multiplying $25.00 per share by the annual fixed dividend rate of the First Preferred Shares, Series A, C and F, respectively, which is the sum of the five-year Government of Canada Bond-Yield on the application reset date plus 1.84 per cent, 2.65 per cent, and 2.63 per cent, respectively.

The First Preferred Shares, Series B, are entitled to receive floating rate cumulative cash dividends, as and when declared by the Board of Directors of the Corporation in the amount determined by multiplying $25.00 by the three month Government of Canada Treasury Bill rate plus 1.84 per cent.

The First Preferred Shares, Series E, are entitled to receive fixed rate cumulative cash dividends, as and when declared by the Board of Directors of the Corporation in the amount $1.1250 per share per annum.

The holders of First Preferred Shares, Series A, C and F will have the right, at their option, to convert their shares into an equal number of Cumulative Floating Rate First Preferred Shares, Series B, D, and G, of the Company, respectively, on August 15, 2020 August 15, 2018, and February 15, 2020, respectively, and every five years thereafter.

The holders of the First Preferred Shares, Series B will have the right, at their option, to convert their shares into an equal number of Series A shares of the Company on August 15, 2020 and every five years thereafter.

The Company has the right to redeem the outstanding Preferred Shares, Series A, C, and F shares without the consent of the holder on August 15, 2020, August 15, 2018, and February 15, 2020 respectively and on August 15, August 15 and February 15 respectively every five years thereafter for cash, in whole or in part at a price of $25.00 per share plus all accrued and unpaid dividends up to but excluding the date fixed for redemption.

The Company has the right to redeem the outstanding Preferred Shares, Series B, Series D and Series G shares without the consent of the holder on August 15, 2020, August 15, 2023 and February 15, 2025 respectively and on August 15, August 15 and February 15 every five years thereafter for cash, in whole or in part at a price of $25.00 per share plus all accrued and unpaid dividends up to but excluding the date fixed for redemption and $25.50 per share plus all accrued and unpaid dividends up to but excluding the date fixed for redemption in the case of redemptions on any other date after August 15, 2015, August 15, 2018 and February 15, 2020, respectively.

The Company has the right to redeem the outstanding First Preferred Shares, Series E on or after August 15, 2018 in whole or in part, at the Company’s option, by the payment in cash of $26.00 per Series E Preferred Share if redeemed prior to August 15, 2019; at $25.75 per Series E Preferred Share if redeemed on or after August 15, 2019, but prior to August 15, 2020; at $25.50 per Series E Preferred Share if redeemed on or after August 15, 2020, but prior to August 15, 2021; at $25.25 per Series E Preferred Share if redeemed on or after August 15, 2021, but prior to August 15, 2022; and at $25.00 per Series E Preferred Share if redeemed on or after August 15, 2022, in each case together with all accrued and unpaid dividends up to but excluding the date fixed for redemption.

As the First Preferred Shares, Series A, B, C, E and F are neither redeemable at the option of the shareholder nor have a mandatory redemption date, they are classified as equity and the associated dividends will be deducted on the consolidated statements of earnings immediately before arriving at “Net earnings attributable to common shareholders” and will be shown on the consolidated statement of equity as a deduction from retained earnings.

The First Preferred Shares of each series rank on a parity with the First Preferred Shares of every other series and are entitled to a preference over the Second Preferred Shares, the Common Shares, and any other shares ranking junior to the First Preferred Shares with respect to the payment of dividends and the distribution of the remaining property and assets or return of capital of the Company in the liquidation, dissolution or wind-up, whether voluntary or involuntary.

In the event the Company fails to pay, in aggregate, eight quarterly dividends on any series of the First Preferred Shares, the holders of the First Preferred Shares will be entitled to attend any meeting of shareholders of the Company at which directors are to be elected and to vote for the election of two directors out of the total number of directors elected at any such meeting.